Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 131,209	$ 113,168	$ 95,736
United States
Disaggregation of Revenue [Line Items]
Revenue	55,993	61,471	54,857
Canada
Disaggregation of Revenue [Line Items]
Revenue	9,370	15,910	16,678
Rest of world
Disaggregation of Revenue [Line Items]
Revenue	$ 65,846	$ 35,787	$ 24,201